Variable Interest Entities [Text Block]	12 Months Ended
Mar. 31, 2014
Variable Interest Entities [Text Block]
25.	VARIABLE INTEREST ENTITIES

In the normal course of business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2013 and 2014:

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total consolidated assets before elimination	11,304,787	74,418	97,551	2,377,827	701,879	7,781,493	271,619
The amounts eliminated in consolidation	(1,127,690)	(71,726)	(71,464)	(1,237)	(6)	(966,616)	(16,641)

Total consolidated assets	¥10,177,097	¥2,692	¥26,087	¥2,376,590	¥701,873	¥6,814,877	¥254,978

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total consolidated liabilities before elimination	8,954,642	1,001,815	4,964,453	2,316,429	671,945
The amounts eliminated in consolidation	(4,251,981)	—	(3,078,982)	(1,146,963)	(26,036)
The amount of liabilities with recourse to the general credit of MUFG Group	(3,117,515)	(1,001,815)	(1,845,698)	(2,772)	(267,230)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,585,146	¥—	¥39,773	¥1,166,694	¥378,679

Consolidated VIEs	Consolidated assets
At March 31, 2014:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,202,924	¥30,484	¥117,116	¥1,783	¥762,103	¥5,277,749	¥13,689
Investment funds	2,433,575	46,198	36,076	2,190,419	10,270	—	150,612
Special purpose entities created for structured financing	257,874	1,840	2,794	—	—	236,115	17,125
Repackaged instruments	29,296	—	—	29,296	—	—	—
Securitization of the MUFG Group’s assets	1,473,901	—	—	—	—	1,439,002	34,899
Trust arrangements	1,325,602	—	1,528	139	95,339	1,226,221	2,375
Others	84,882	342	680	—	73	48,914	34,873

Total consolidated assets before elimination	11,808,054	78,864	158,194	2,221,637	867,785	8,228,001	253,573
The amounts eliminated in consolidation	(1,428,412)	(75,697)	(125,036)	(1,883)	(6)	(1,208,348)	(17,442)

Total consolidated assets	¥10,379,642	¥3,167	¥33,158	¥2,219,754	¥867,779	¥7,019,653	¥236,131

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,227,784	¥—	¥5,239,304	¥467,005	¥521,475
Investment funds	87,702	—	—	422	87,280
Special purpose entities created for structured financing	174,055	—	1,993	169,231	2,831
Repackaged instruments	29,181	—	—	29,000	181
Securitization of the MUFG Group’s assets	1,452,857	—	23,800	1,428,202	855
Trust arrangements	1,322,103	1,320,209	—	—	1,894
Others	84,527	—	48,368	36,025	134

Total consolidated liabilities before elimination	9,378,209	1,320,209	5,313,465	2,129,885	614,650
The amounts eliminated in consolidation	(4,196,910)	—	(2,988,582)	(1,163,047)	(45,281)
The amount of liabilities with recourse to the general credit of MUFG Group	(3,910,836)	(1,320,209)	(2,280,662)	—	(309,965)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,270,463	¥—	¥44,221	¥966,838	¥259,404

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs of which they are creditors or beneficial interest holders, and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is also contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2013 and 2014:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2014:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥16,114,320	¥3,826,653	¥2,879,545	¥1,851	¥512,835	¥2,364,858	¥1	¥217	¥217
Investment funds	24,216,292	844,762	735,423	100,099	300,295	326,860	8,169	—	—
Special purpose entities created for structured financing	27,811,920	3,305,869	2,586,162	138,023	84,964	2,361,243	1,932	1,788	1,788
Repackaged instruments	9,106,418	2,132,268	2,034,180	202,209	1,536,859	295,112	—	—	—
Trust arrangements	26,795	23,680	22,940	—	—	22,940	—	5,471	5,471
Others	50,444,297	2,720,245	2,113,300	129,020	100,000	1,884,280	—	125	125

Total	¥127,720,042	¥12,853,477	¥10,371,550	¥571,202	¥2,534,953	¥7,255,293	¥10,102	¥7,601	¥7,601

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liabilities held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Analysis of Each Transaction Category

Asset-Backed Conduits

This category primarily comprises the following:

Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper (“ABCP”) Conduits and Other ABCP Conduits)

The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivable, from the MUFG Group’s customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits’ economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.

In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation to the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the conduits.

Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan (“ABL”) Programs and Other Programs)

The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits’ purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group’s customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits’ economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides. Consequently, the MUFG Group consolidates the conduits.

In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates in trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities’ economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities. Consequently, the MUFG Group does not consolidate these entities.

The MUFG Group also participates as a provider of financing to the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group’s participation to the entities is only to provide financing with other third parties and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the entities used in these programs.

Investment Funds

On February 2010, the FASB issued an accounting standards update that indefinitely defers the application of the current guidance for consolidation of VIEs on entities that are deemed as investment companies, which include most of corporate recovery funds, private equity funds, and investment trusts. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

This category primarily comprises the following:

Corporate Recovery Funds

These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the issuers and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.

Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. In some cases, the general partners of the partnerships are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered as VIEs when the general partners’ equity investments in the partnerships are considered as non-substantive, usually based on the percentage interest held, and they do not have substantive limited partner interests.

The MUFG Group mostly serves as a limited partner in corporate recovery funds. While the MUFG Group’s share in partnership interest is generally insignificant, in certain cases, the MUFG Group is the only limited partner and it consolidates these partnerships as the primary beneficiary.

Private Equity Funds

The MUFG Group is involved in venture capital funds that are established by either the MUFG Group’s entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.

These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. The general partners of the partnerships in some cases are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered VIEs because the general partners’ equity investments in the partnerships are disproportionate to their voting rights and the limited partners have the majority of the economics without any voting rights. The MUFG Group consolidates the private equity funds when it owns a majority of the interests issued by the private equity funds.

The MUFG Group participates in these partnerships as a general partner or limited partner. While the MUFG Group’s share in partnership interests is generally limited, in certain cases, the MUFG Group provides most of the financing to the partnership. The MUFG Group consolidates these funds as the primary beneficiary because it absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Investment Trusts

The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. Based on the deferral requirements of the current guidance, the MUFG Group consolidates investment trusts when it absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Buy-out Financing Vehicles

The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles’ equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. Assessment as to whether the MUFG Group is the primary beneficiary is required under the current guidance. In most cases, the MUFG Group’s participation to these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles and does not consolidate them.

Other Investment Funds

The MUFG Group’s investments in VIEs through MUAH primarily consist of equity investments in low income housing credit (“LIHC”) structures, designed to generate a return primarily through the realization of federal tax credits. MUAH considers itself as the primary beneficiary of certain types of LIHC investments.

LIHC Unguaranteed Syndicated Investment Funds

MUAH creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. MUAH receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the MUAH tax liability. MUAH considers itself to be the primary beneficiary and consolidated them upon adoption of the current guidance because, as a sponsor and managing member of the funds, it has the power to direct activities that most significantly impact the funds’ economic performance and also has the obligation to absorb losses of the funds that could potentially be significant to the funds.

LIHC Guaranteed Syndicated Investment Funds

MUAH also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. MUAH earns structuring fees from the sale of these funds and asset management fees. MUAH serves as the funds’ sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds’ economic performance and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, the MUFG Group is considered as the primary beneficiary of these funds and consolidates them.

Special Purpose Entities Created for Structured Financing

This category primarily comprises the following:

Leveraged Leasing Vehicles

These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircraft, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. In some cases, the entities are funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group’s participation in these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities and does not consolidate them, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities.

Project Financing Vehicles

These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group’s participation to these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Sale and Leaseback Vehicles

The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group’s clients and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership where the general partner effectively has no power to direct the activities that most significantly impact the economic performance because an equity holder of the general partner serves a perfunctory role. Therefore, these vehicles are considered as VIEs. The subordinated financing of these vehicles is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group’s participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate them.

Securitization of Client Real Estate Properties

These entities are established for the purpose of securitizing real estate properties held by the MUFG Group’s customers. In most cases, these entities take the form of a limited partnership or a special purpose company. These entities are designed to have non-substantive power to direct the activities that most significantly impact the economic performance because the general partner or an equity holder serves a perfunctory role. The entities are typically funded by senior and subordinated financing where the original owners of the properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group’s participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate these entities.

Repackaged Instruments

This category primarily comprises the following:

Investments in Financially-Engineered Products

The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments, such as CDOs and synthetic CDOs. These special purpose entities are considered as VIEs because the holders of the equity investment at risk do not have the power to direct the activities that most significantly impact the economic performance. These special purpose entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group’s involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance, and thus is not considered as the primary beneficiary of these entities and does not consolidate these entities.

In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group’s involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities and consolidates them.

Investments in Securitized Financial Instruments

The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the special purpose entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group’s involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities’ economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Securitization of the MUFG Group’s Assets

The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing of policies as servicer that give it the ability to manage the entities’ assets that become delinquent or are in default in order to improve the economic performance of the entities.

Trust Arrangements

The MUFG Group offers, primarily through its wholly-owned trust banking subsidiary, MUTB, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary, except for the case mentioned below, because it merely receives fees for compensation of its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the entities’ economic performance and variability. Therefore, the MUFG Group does not consolidate these entities.

With respect to the jointly operated designated money in trusts, MUTB pools money from investors or trust beneficiaries and determines how best to invest it. MUTB typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to MUTB and receives fees as compensation for services. In this role as a sponsor of these products, MUTB provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. MUTB is considered as the primary beneficiary of these products because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these products that most significantly impact the economic performance. Upon consolidation of the jointly operated designated money in trusts, the certificates issued to the trust beneficiaries are accounted for as deposit liabilities as the products are structured and marketed to customers similar to MUTB’s term deposit products.

MUTB considers the likelihood of incurring losses on the face value guarantee to be highly remote. In the trusts’ operational history that extends over decades, the face value guarantee has never been called upon. The variability in fair value of the net assets of jointly operated designated money in trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by general investors.

Others

This category primarily comprises the following:

Financing Vehicles of the MUFG Group’s Customers

The MUFG Group is involved with several entities that are established by the MUFG Group’s customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group companies and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases the MUFG Group is not considered as the primary beneficiary because the MUFG Group’s participation to these entities is only to provide financing, and the customers effectively hold the power to direct activities of these entities that most significantly impact the economic performance of the entities. Consequently, the MUFG Group does not consolidate these entities.

Funding Vehicles

The MUFG Group has established several wholly-owned, off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group’s investment in the vehicles’ equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these financing vehicles, these financing vehicles are not considered as the MUFG Group’s subsidiaries.

Troubled Borrowers

During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases, however, the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management. Therefore, the MUFG Group does not consolidate these troubled borrowers.